Cover	Dec. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-31885
Entity Registrant Name	APYX MEDICAL CORPORATION
Entity Central Index Key	0000719135
Entity Tax Identification Number	11-2644611
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5115 Ulmerton Road
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33760
City Area Code	(727)
Local Phone Number	384-2323
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	APYX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false